Notes Payable - Related Party (Details Narrative) (10-K) - USD ($)						3 Months Ended	12 Months Ended
	Sep. 19, 2019	Jul. 24, 2018	Feb. 24, 2016	May 04, 2015	Oct. 24, 2014	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares of common stock issued as collateral								4,255,319
Hankey Capital LLC [Member] | Third Convertible Secured Term Note and Warrants [Member]
Convertible promissory note amount			$ 2,000,000
Debt maturity date			Dec. 31, 2021
Debt instrument conversion price per share			$ 1.00
Warrant to purchase shares of common stock			146,342
Warrant exercise price			$ 20.50
Loan commitment fee amount			$ 40,000
Percentage of commitment fee paid			2.00%
Offering costs			$ 77,532
Debt discount amortization									$ 2,000,000
Secured debt			$ 253,165
Warrant expiration date			Feb. 23, 2021
Hankey Capital LLC [Member] | First, Second and Third Convertible Secured Term Notes [Member]
Number of shares of common stock issued as collateral									18,009,696
Hankey Capital LLC [Member] | First Credit Facility Convertible Secured Term Note [Member]
Debt instrument conversion price per share		$ 1.00
Number of shares of common stock issued as collateral						4,255,319		4,255,319
Line of credit facility, amount		$ 2,000,000
Line of credit facility due date		Dec. 31, 2021
Credit facility, interest rate description		Draws bear interest at an annual rate of interest at the "prime rate" (as quoted in the "Money Rates" section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears.
Hankey Capital LLC [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Debt instrument conversion price per share	$ 1.00
Line of credit facility, amount	$ 1,100,000
Line of credit facility due date	Dec. 31, 2021
Line of credit facility in advance						$ 921,936	$ 712,179	$ 320,000
Line of credit available under facility						$ 178,064	$ 387,821	$ 780,000
Hankey Capital LLC [Member] | First, Second and Third Convertible Secured Term Notes [Member]
Number of shares of common stock issued as collateral						23,404,255	23,404,255	23,404,255
Loan for collateral value ratio percentage						50.00%	50.00%	50.00%
Hankey Capital LLC [Member] | All Outstanding Notes [Member]
Interest payable related party						$ 1,502,449	$ 1,251,626	$ 253,551
Hankey Capital LLC [Member] | Minimum [Member] | Third Convertible Secured Term Note and Warrants [Member]
Debt instrument interest rate			8.50%
Hankey Capital LLC [Member] | Minimum [Member] | First Credit Facility Convertible Secured Term Note [Member]
Debt instrument interest rate		8.50%
Hankey Capital LLC [Member] | Minimum [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Debt instrument interest rate	8.50%
Hankey Capital LLC [Member] | Prime Rate Plus [Member] | Third Convertible Secured Term Note and Warrants [Member]
Debt instrument interest rate			4.00%
Hankey Capital LLC [Member] | Prime Rate Plus [Member] | First Credit Facility Convertible Secured Term Note [Member]
Debt instrument interest rate		4.00%
Hankey Capital LLC [Member] | Prime Rate Plus [Member] | Second Credit Facility Convertible Secured Term Note [Member]
Debt instrument interest rate	4.00%
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member]
Convertible promissory note amount				$ 7,000,000	$ 7,000,000
Debt maturity date				Dec. 31, 2021	Dec. 31, 2021
Debt instrument conversion price per share				$ 1.00	$ 1.00
Warrant to purchase shares of common stock				585,443	585,443
Warrant exercise price				$ 15.80	$ 15.80
Warrant maturity				5 years	5 years
Loan commitment fee amount				$ 210,000	$ 210,000
Percentage of commitment fee paid				3.00%	3.00%
Offering costs				$ 594,550	$ 594,550
Debt discount amortization									$ 2,891,409
Secured debt				$ 886,975	$ 886,975
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member] | Minimum [Member]
Debt instrument interest rate				8.50%	8.50%
First and Second Secured Convertible Notes and Warrants [Member] | Hankey Capital LLC [Member] | Prime Rate Plus [Member]
Debt instrument interest rate				4.00%	4.00%